Reserve for Life-Contingent Contract Benefits and Contractholder Funds - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Insurance [Line Items]
Premium deficiency reserve	$ 168,267,000	[1]	$ 360,887,000
Variable annuities
Insurance [Line Items]
Account balances of separate accounts with guarantees, invested in equity, fixed income and balanced mutual funds	362,500,000		380,700,000
Account balances of separate accounts with guarantees, invested in money market mutual funds	$ 65,000,000		$ 51,300,000

[1]	The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although the Company evaluates premium deficiencies on the combined performance of life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to certain payout annuities with life contingencies.